Consolidated statement of other comprehensive income - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
(Loss)/profit for the year		R (5,710)	R (37,430)	R 18,980
Other comprehensive income (OCI), net of tax		538	2,985	2,355
Foreign currency translation adjustments	[1]	255	3,569	3,826
Fair value adjustment on other investments	[2]	283	(582)	(1,467)
Re-measurement of defined benefit plan	[2]	0	(2)	(4)
Total comprehensive income		(5,172)	(34,445)	21,335
Attributable to:
Owners of Sibanye-Stillwater		(6,769)	(34,847)	20,657
Non-controlling interests		R 1,597	R 402	R 678

[1]	These gains and losses will be reclassified to profit or loss in accordance with the accounting policy in note 1.4. See note 1.5 for restatement disclosure
[2]	These gains and losses will never be reclassified to profit or loss